Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Changes In Accumulated Other Comprehensive Income By Components
The following table displays the changes in accumulated other comprehensive income (loss), net of taxes, in the amount of $50,019 and $7,292, for the years ended December 31, 2019 and 2018, respectively, by components:

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Unrealized gains (losses) with respect to pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2019	$(3,158)	$—	$(39,499)	$(52,287)	$(94,944)
Other comprehensive income (loss) before reclassifications	19,838	—	(60,161)	6,822	(33,501)
Amount reclassified from accumulated other comprehensive income (loss)	(9,873)	—	(6,645)	—	(16,518)
Net current-period other comprehensive income (loss)	9,965	—	(66,806)	6,822	(50,019)
Balance as of December 31, 2019	$6,807	$—	$(106,305)	$(45,465)	$(144,963)

	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on available-for-sale marketable securities	Unrealized gains (losses) with respect to pension and post-retirement benefit plans	Foreign currency translation differences	Total
Balance as of January 1, 2018	$(6,963)	$11	$(47,469)	$(33,231)	$(87,652)
Other comprehensive income (loss) before reclassifications	(5,357)	—	3,321	(19,056)	(21,092)
Amount reclassified from accumulated other comprehensive income (loss)	9,162	(11)	4,649	—	13,800
Net current-period other comprehensive income (loss)	3,805	(11)	7,970	(19,056)	(7,292)
Balance as of December 31, 2018	$(3,158)	$—	$(39,499)	$(52,287)	$(94,944)

Schedule Of Estimated Useful Life Of Assets
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%
Buildings and leasehold improvements (*)	2-25
Instruments, machinery and equipment	5-33
Office furniture and other	7-33
Motor vehicles	6-20	(Mainly 15%)

(*)	Leasehold improvements are amortized generally over the term of the lease or the useful life of the assets, whichever is shorter.

Income Statement Impact of Cumulative Catch-Up Adjustments
The aggregate cumulative catch-up adjustment in EAC estimates on significant contracts had the following favorable/ (unfavorable) impact on the Company's operating results:

	Year ended December 31,
	2019	2018	2017
Cost of revenue, net	$4,600	$32,200	$42,700
Percentage of cost of revenue(*)	0.14%	1.19%	1.79%
Net income	$4,200	$28,600	$34,400
Diluted earning per share	$0.10	$0.67	$0.80

(*)	Percentage of cost of revenue during 2019 and 2018 is excluding non-recurring acquisition related expenses recorded in cost of revenues. (See Note 1C(1) and 1C(5)).

Schedule of Disaggregation of Revenue
Disaggregation of revenue:

Revenue by products and services was as follows:

	Year ended December 31,
	2019	2018
Revenue from sale of products	$4,146,618	$3,352,602
Service revenue	361,782	331,082
	$4,508,400	$3,683,684

Revenue by transfer type was as follows:

	Year ended December 31,
	2019	2018
Over time	$3,432,511	$3,037,223
Point in time	1,075,889	646,461
	$4,508,400	$3,683,684

Note 2 - SIGNIFICANT ACCOUNTING POLICIES (Cont.)

T.    REVENUE RECOGNITION (Cont.)

Revenue by customers was as follows:

	Year ended December 31,
	2019	2018
Israel Government Authorities (1,2)	$1,134,703	$685,680
US Government (2)	800,345	635,150
Other Governments	2,121,164	2,004,947
Commercial sales and other	452,188	357,907
	$4,508,400	$3,683,684
(1) Including U.S. Foreign Military Financing sales
(2) Including indirect sales

Schedule Of Warranty Liability
Changes in the Company’s provision for warranty, which is included mainly in other payables and accrued expenses in the balance sheet, are as follows:

	2019	2018
Balance, at January 1	$219,695	$198,226
Cumulative effect from adopting ASC 606	—	337
Warranties issued during the year	58,298	64,723
Reduction due to expired warranties or claims during the year	(98,224)	(84,593)
Deconsolidation of subsidiary	—	(369)
Additions resulting from acquisitions	1,554	41,371
Balance, at December 31	$181,323	$219,695

Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value measurement at
	December 31, 2019 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives and option contracts	$—	$23,886	$—
Cross-currency interest rate swap	—	6,183	—
Premises evacuation	—	—	30,867
Investments elected to be accounted for using the fair value method	—	—	51,415
Liabilities
Contingent purchase obligation	—	—	(147,086)
Foreign currency derivative and option contracts	—	(8,326)	—
Total	$—	$21,743	$(64,804)

	Fair value measurement at
	December 31, 2018 using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description of Assets
Foreign currency derivatives and option contracts	$—	$22,549	$—
Cross-currency interest rate swap	—	4,378	—
Investments elected to be accounted for using the fair value method	—	—	46,858
Liabilities
Contingent purchase obligation	—	—	(136,984)
Foreign currency derivative and option contracts	—	(23,936)	—
Total	$—	$2,991	$(90,126)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model with the following weighted average assumptions:

2018
Dividend yield	2.2%
Expected volatility	20.9%
Risk-free interest rate	2.7%
Expected life (in years)	5.25
Forfeiture rate	0.6%
Suboptimal factor	1.75